10% Series B Redeemable Preferred Stock - Mezzanine Equity for the Series B Preferred Stock (Details) - Series B Preferred Stock - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 08, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Temporary equity, stock issued (shares)		150,000	150,000
Temporary equity, stock issued (shares)	153,630	150,626
Dividends declared and paid-in-kind (shares)		626
Temporary equity, stock outstanding (shares)	153,630	150,626
Issuance of Series B Preferred Stock		$ 150,000	$ 150,000
Discount - upfront fees		(4,000)
Discount - transaction costs		(6,017)
Discount - bifurcated derivative		(625)
Net Proceeds		139,358
Return (16% IRR)		2,273
Dividends declared and payable in cash		(937)
Dividends declared and paid-in-kind		626
Guaranteed return, dividends declared and paid-in-kind		(626)
Accretion of Discount - deemed dividend		174
Temporary equity, carrying amount before guaranteed return	$ 143,793	140,158
Temporary equity, guaranteed return	4,148	710
Temporary equity, carrying amount	147,941	$ 140,868		$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Return (16% IRR)	10,945
Dividends declared and paid or payable in cash	$ (4,503)
Dividends declared and paid-in-kind (shares)	3,004
Dividends declared and paid-in-kind	$ 3,004
Guaranteed return, dividends declared and paid-in-kind	(3,004)
Accretion of discount - deemed dividend	$ 631